              STANDARD & POOR'S DEPOSITARY RECEIPTS(R) ("SPDR")(R)

                              SPDR TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                               SEPTEMBER 30, 2002

"S&P(R)", "S&P 500(R)", "STANDARD & POOR'S(R)", "STANDARD & POOR'S DEPOSITARY RECEIPTS(R)", AND "SPDR(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY PDR SERVICES LLC AND THE AMERICAN STOCK EXCHANGE LLC. THE TRUST, HOWEVER, IS NOT SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S OR THE MCGRAW-HILL COMPANIES, INC.

SPDR TRUST SERIES 1
TRUST OVERVIEW
--------------------------------------------------------------------------------

OBJECTIVE:
To replicate the total return of the S&P 500 Index.

STRATEGY:
The Trust's holdings are comprised of the 500 stocks in the S&P 500 Index, which is designed to capture the price performance of a large cross-section of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:
The SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P 500 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

The Trust ended its fiscal year on September 30, 2002 with a 12-month total return of -20.46% on net asset value as compared to the S&P 500 Index return of -20.49%.

During this past year, the US markets continued to show weakness as a culmination of factors put pressure on the US economy. Declining corporate earnings continued to plague investors as corporations trimmed workforces in search of higher earnings through lower labor costs. Large organizational announcements regarding massive layoffs permeated the economy with unemployment at 5.6% as of September 2002. The scandals that rocked Enron, WorldCom and other companies have investors calling for more transparency in financial reporting processes. Many companies have complied with these requests by expensing stock options and disclosing more information in their financial reports than ever before. More recently, the uncertainty regarding the war with Iraq has lead to higher levels of volatility in the markets. The bastion of support for the economy has been the housing sector, which continues to see strong growth and consumer spending which has exceeded most economist estimates. Without this area of support, the probability of a double dip recession would have increased.

All Standard & Poor's S&P 500 sectors posted negative returns for the 12-month period ending September 30, 2002. Some sectors exhibited less volatility and were more price inelastic than others. Consumer Staples showed the strongest return for the period with a return of -3.09%, which is consistent with the current economic cycle as consumers continue to purchase every day goods and forgo non-essential items. Some notable names for the period include Coca-Cola Enterprises (+41.3%) and Procter & Gamble (+23.6%). The Materials sector return was -8.5% for the period making it the second strongest sector. The best performing names in the Materials sector were Ball Corp. (+92.7%) and Worthington Industries (+39.3%). The weaker performing names included Georgia Pacific (-62.8%) and Allegheney Technologies (-58.3%). The weakest sectors during the period were Telecommunication Services (-56.70%), Utilities (-32.31%) and Information Technology (-31.2%). Some of the notable names in the Technology sector include Intuit (+20.5%) and Electronic Arts (+14.3%). The weakest returns in the Technology sector include Avaya (-87.4%), PMC Sierra (-87.4%) and Corning (-86.7%).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002

         COMMON STOCKS              SHARES          VALUE
3M Co. .........................   1,582,366   $   174,012,789
Abbott Lab......................   6,361,797       257,016,599
ACE Ltd. .......................   1,068,495        31,638,137
ADC Telecommunications,
  Inc. *........................   3,271,537         3,762,268
Adobe Systems, Inc. ............     973,610        18,595,951
Advanced Micro Devices,
  Inc. *........................   1,351,359         7,216,257
AES Corp. *.....................   2,213,482         5,555,840
Aetna, Inc. ....................     599,693        21,475,006
Aflac, Inc. ....................   2,118,603        65,019,926
Agilent Technologies, Inc. *....   1,884,317        24,609,180
Air Products & Chemicals,
  Inc. .........................     929,892        39,064,763
Alberto-Culver Co. Class B......     233,573        11,452,084
Albertson's, Inc. ..............   1,658,257        40,063,489
Alcoa, Inc. ....................   3,436,041        66,315,591
Allegheny Energy, Inc. .........     513,956         6,732,824
Allegheny Technologies, Inc. ...     347,091         2,401,870
Allergan, Inc. .................     526,743        28,654,819
Allied Waste Industries,
  Inc. *........................     823,041         6,049,351
Allstate Corp. .................   2,901,245       103,139,260
Alltel Corp. ...................   1,277,579        51,269,245
Altera Corp. *..................   1,600,339        13,874,939
Ambac Financial Group, Inc. ....     438,908        23,652,752
Amerada Hess Corp. .............     357,926        24,296,017
Ameren Corp. ...................     577,845        24,067,244
American Electric PowerCo.,
  Inc. .........................   1,385,994        39,514,689
American Express Co. ...........   5,422,850       169,084,463
American Greetings Corp. Class
  A.............................     267,047         4,299,457
American International Group,
  Inc. .........................  10,644,888       582,275,374
American Power Conversion
  Corp. *.......................     818,409         7,823,990
American Standard Cos.,
  Inc. *........................     294,710        18,749,450
AmerisourceBergen Corp. *.......     432,422        30,883,579
Amgen Inc. *....................   5,218,161       217,597,314
AMR Corp. *.....................     637,792         2,665,971
AmSouth Bancorp.................   1,491,215        30,927,799
Anadarko Petroleum Corp. .......   1,019,494        45,408,263
Analog Devices, Inc. *..........   1,483,765        29,230,170
Andrew Corp. *..................     362,376         2,373,563
Anheuser-Busch Cos., Inc. ......   3,561,713       180,222,678
Anthem, Inc. *..................     582,629        37,870,885
AOL Time Warner, Inc. *.........  18,150,715       212,363,365
Aon Corp. ......................   1,097,069        22,478,944
Apache Corp. ...................     576,426        34,268,526
Apollo Group, Inc. Class A *....     700,622        30,428,013
Apple Computer, Inc. *..........   1,414,694        20,513,063
Applera Corp. -- Applied
  Biosystems Group..............     881,132        16,124,716
Applied Materials, Inc. *.......   6,673,983        77,084,504
Applied Micro Circuits
  Corp. *.......................   1,241,211         3,549,863
Archer-Daniels-Midland Co. .....   2,688,403        33,631,922
Ashland, Inc. ..................     295,676         7,921,160
AT&T Corp. .....................  15,766,533       189,356,061
AT&T Wireless Services,
  Inc. *........................  11,097,129        45,720,171
Autodesk, Inc. .................     437,027         5,537,132

         COMMON STOCKS              SHARES          VALUE
Automatic Data Processing,
  Inc. .........................   2,537,907   $    88,243,026
Autozone, Inc. *................     429,429        33,864,771
Avaya, Inc. ....................   1,281,072         1,831,933
Avery Dennison Corp. ...........     448,443        25,552,282
Avon Products, Inc. ............     967,346        44,594,651
Baker Hughes, Inc. .............   1,373,677        39,877,843
Ball Corp. .....................     226,830        11,429,964
Bank of America Corp. ..........   6,146,412       392,141,086
Bank of New York Co., Inc.
  (The).........................   2,976,983        85,558,491
Bank One Corp. .................   4,784,769       178,950,361
Bausch & Lomb, Inc. ............     219,763         7,289,539
Baxter International Inc. ......   2,430,052        74,238,089
BB&T Corp. .....................   1,961,171        68,719,432
Bear Stearns Cos., Inc. (The)...     407,919        23,006,632
Becton, Dickinson and Company...   1,052,632        29,894,749
Bed Bath & Beyond, Inc. *.......   1,203,211        39,188,582
BellSouth Corp. ................   7,619,159       139,887,759
Bemis Co., Inc. ................     224,587        11,094,598
Best Buy Co., Inc. *............   1,299,257        28,986,424
Big Lots, Inc. *................     467,031         7,393,101
Biogen, Inc. *..................     611,970        17,912,362
Biomet, Inc. ...................   1,098,276        29,247,090
BJ Services Co. ................     634,455        16,495,830
Black & Decker Corp. ...........     328,575        13,777,150
Block (H&R), Inc. ..............     747,871        31,418,061
BMC Software, Inc. *............   1,000,627        13,078,195
Boeing Co. .....................   3,417,320       116,633,132
Boise Cascade Corp. ............     244,959         5,585,065
Boston Scientific Corp. *.......   1,631,608        51,493,548
Bristol-Myers Squibb Co. .......   7,889,426       187,768,339
Broadcom Corp. Class A *........   1,085,991        11,598,384
Brown-Forman Corp. Class B......     279,521        18,713,931
Brunswick Corp. ................     371,281         7,811,752
Burlington Northern Santa Fe
  Corp. ........................   1,574,361        37,658,715
Burlington Resources, Inc. .....     824,538        31,629,278
C.R. Bard, Inc. ................     215,469        11,771,071
Calpine Corp. *.................   1,509,006         3,727,245
Campbell Soup Co. ..............   1,671,445        36,905,506
Capital One Financial Corp. ....     885,789        30,931,752
Cardinal Health, Inc. ..........   1,841,455       114,538,501
Carnival Corp. .................   2,398,597        60,204,785
Caterpillar, Inc. ..............   1,408,949        52,441,082
Cendant Corp. *.................   4,271,029        45,956,272
Centerpoint Energy
  Incorporated..................   1,245,440        12,466,854
Centex Corp. ...................     246,534        10,933,783
CenturyTel, Inc. ...............     584,311        13,106,096
Charles Schwab Corp. (The)......   5,614,021        48,841,983
Charter One Financial, Inc. ....     951,243        28,270,929
ChevronTexaco Corp. ............   4,352,760       301,428,630
Chiron Corp. *..................     767,234        26,807,156
Chubb Corp. ....................     699,254        38,340,097
CIENA Corp. *...................   1,458,350         4,331,299
CIGNA Corp. ....................     576,032        40,754,264

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Cincinnati Financial Corp. .....     657,696   $    23,400,824
CINergy Corp. ..................     664,338        20,880,143
Cintas Corp. ...................     699,767        29,334,233
Circuit City Stores, Inc. ......     867,003        13,135,095
Cisco Systems, Inc. *...........  29,851,370       312,842,358
Citigroup, Inc. ................  20,685,597       613,327,951
Citizens Communications Co. *...   1,122,215         7,608,618
Citrix Systems, Inc. *..........     774,255         4,668,758
Clear Channel Communications,
  Inc. *........................   2,506,970        87,117,207
Clorox Co. .....................     939,155        37,735,248
CMS Energy Corp. ...............     532,099         4,288,718
Coca-Cola Co. (The).............  10,118,697       485,292,708
Coca-Cola Enterprises, Inc. ....   1,792,828        38,079,667
Colgate-Palmolive Co. ..........   2,228,699       120,238,311
Comcast Corp. Class A *.........   3,857,460        80,466,616
Comerica, Inc. .................     718,081        34,625,866
Computer Associates
  International, Inc. ..........   2,349,205        22,552,368
Computer Sciences Corp. *.......     705,607        19,608,819
Compuware Corp. *...............   1,539,388         4,695,133
Comverse Technology, Inc. *.....     719,312         5,027,991
ConAgra Foods, Inc. ............   2,185,460        54,308,681
Concord EFS, Inc. *.............   2,090,675        33,199,919
ConocoPhillips *................   2,772,800       128,214,272
Consolidated Edison, Inc. ......     863,666        34,736,646
Constellation Energy Group,
  Inc. .........................     653,738        16,206,165
Convergys Corp. *...............     715,008        10,746,570
Cooper Industries Ltd Cl A......     392,676        11,917,717
Cooper Tire & Rubber Co. .......     303,214         4,893,874
Coors (Adolph) Co. Class B......     155,113         8,732,862
Corning Inc. ...................   3,870,870         6,193,392
Costco Wholesale Corp. *........   1,837,212        59,470,552
Countrywide Credit Industries,
  Inc. .........................     491,185        23,159,373
Crane Co. ......................     253,586         5,010,859
CSX Corp. ......................     865,780        22,839,276
Cummins, Inc. ..................     176,297         4,164,135
CVS Corp. ......................   1,579,041        40,028,689
Dana Corp. .....................     622,464         8,141,829
Danaher Corp. ..................     596,318        33,900,678
Darden Restaurants, Inc. .......     713,258        17,289,374
Deere & Co. ....................     961,746        43,711,356
Dell Computer Corp. *...........  10,584,594       248,843,805
Delphi Corp. ...................   2,317,182        19,811,906
Delta Air Lines, Inc. ..........     516,696         4,800,106
Deluxe Corp. ...................     257,998        11,625,390
Devon Energy Corp. .............     640,107        30,885,163
Dillard's, Inc. Class A.........     309,593         6,247,587
Disney (Walt) Co. (The).........   8,320,218       125,968,100
Dollar General Corp. ...........   1,322,919        17,753,573
Dominion Resources, Inc. .......   1,128,942        57,271,228
Dover Corp. ....................     814,532        20,672,822
Dow Chemical Co. ...............   3,700,919       101,072,098

         COMMON STOCKS              SHARES          VALUE
Dow Jones & Co., Inc. ..........     352,516   $    13,540,140
DTE Energy Co. .................     683,748        27,828,544
Du Pont (E.I.) de Nemours.......   4,049,701       146,072,715
Duke Energy Corp. ..............   3,622,820        70,826,131
Dynegy, Inc. Class A............   1,452,280         1,684,645
Eastman Chemical Co. ...........     323,230        12,337,689
Eastman Kodak Co. ..............   1,187,403        32,344,858
Eaton Corp. ....................     284,468        18,131,990
ebay Inc. *.....................   1,149,326        60,695,906
Ecolab, Inc. ...................     535,639        22,352,215
Edison International............   1,335,668        13,356,680
El Paso Corp. ..................   2,366,571        19,571,542
Electronic Arts Inc. *..........     566,195        37,346,222
Electronic Data Systems
  Corp. ........................   1,956,623        27,353,590
EMC Corp. *.....................   9,048,933        41,353,624
Emerson Electric Co. ...........   1,714,825        75,349,410
Engelhard Corp. ................     535,407        12,758,749
Entergy Corp. ..................     909,486        37,834,618
EOG Resources, Inc. ............     472,749        17,000,054
Equifax, Inc. ..................     600,399        13,052,674
Equity Office Properties
  Trust.........................   1,677,036        43,301,069
Equity Residential Properties
  Trust.........................   1,099,269        26,316,500
Exelon Corp. ...................   1,316,477        62,532,657
Exxon Mobil Corp. ..............  27,631,313       881,438,885
Family Dollar Stores, Inc. .....     708,752        19,051,254
Fannie Mae......................   4,066,157       242,098,988
Federated Department Stores,
  Inc. *........................     804,222        23,676,296
FedEx Corp. *...................   1,222,943        61,232,756
Fifth Third Bancorp.............   2,391,711       146,444,465
First Data Corp. ...............   3,117,256        87,127,305
First Tennessee National
  Corp. ........................     522,730        18,123,049
First Energy Corp. .............   1,226,843        36,670,337
Fiserv, Inc. *..................     755,769        21,221,993
FleetBoston Financial Corp. ....   4,281,425        87,041,370
Fluor Corp. ....................     317,084         7,749,533
Ford Motor Co. .................   7,386,273        72,385,475
Forest Laboratories, Inc. *.....     731,038        59,952,426
Fortune Brands, Inc. ...........     612,736        28,976,285
FPL Group, Inc. ................     724,536        38,980,037
Franklin Resources, Inc. .......   1,071,507        33,323,868
Freddie Mac.....................   2,827,476       158,055,908
Freeport-McMoran Copper &
  Gold, Inc. Class B *..........     614,128         8,266,163
Gannett Co., Inc. ..............   1,090,417        78,706,299
Gap, Inc. (The).................   3,543,878        38,451,076
Gateway, Inc. *.................   1,357,077         4,030,519
General Dynamics Corp. .........     821,303        66,796,573
General Electric Co. ...........  40,635,433     1,001,663,423
General Mills, Inc. ............   1,492,768        66,308,755
General Motors Corp. ...........   2,284,711        88,875,258
Genuine Parts Co. ..............     715,100        21,910,664
Genzyme Corp. *.................     867,443        17,878,000
Georgia-Pacific Corp. ..........     934,206        12,228,757

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Gillette Co. ...................   4,309,792   $   127,569,843
Golden West Financial Corp. ....     623,030        38,740,005
Goldman Sachs Group, Inc. ......   1,978,974       130,671,653
Goodrich (B.F.) Co. (The).......     427,539         8,071,936
Goodyear Tire & Rubber Co.
  (The).........................     667,990         5,938,431
Great Lakes Chemical Corp. .....     213,787         5,135,164
Guidant Corp. *.................   1,252,389        40,464,689
Halliburton Co. ................   1,787,479        23,076,354
Harley-Davidson, Inc. ..........   1,232,857        57,266,208
Harrah's Entertainment,
  Inc. *........................     462,538        22,298,957
Hartford Financial Services
  Group, Inc. (The).............   1,012,762        41,523,242
Hasbro, Inc. ...................     725,232         8,071,832
HCA, Inc. ......................   2,102,886       100,118,402
Health Management Associates,
  Inc. *........................   1,005,516        20,331,533
Healthsouth Corp. *.............   1,596,496         6,625,458
Heinz (H.J.) Co. ...............   1,432,785        47,812,035
Hercules, Inc. *................     454,094         4,182,206
Hershey Foods Corp. ............     554,850        34,428,442
Hewlett-Packard Co. ............  12,524,398       146,159,725
Hilton Hotels Corp. ............   1,527,030        17,377,601
Home Depot, Inc. ...............   9,602,572       250,627,129
Honeywell International,
  Inc. .........................   3,337,454        72,289,254
Household International,
  Inc. .........................   1,861,539        52,700,169
Humana, Inc. *..................     694,039         8,606,084
Huntington Bancshares, Inc. ....   1,007,568        18,327,662
Illinois Tool Works, Inc. ......   1,251,593        73,005,420
IMS Health, Inc. ...............   1,190,969        17,828,806
Ingersoll-Rand Co. Class A......     679,548        23,403,633
Intel Corp. ....................  27,236,798       378,319,124
International Business Machines
  Corp. ........................   6,928,324       404,544,838
International Flavors &
  Fragrances, Inc. .............     388,014        12,358,246
International Game
  Technology *..................     363,512        25,133,220
International Paper Co. ........   1,968,973        65,744,008
Interpublic Group of Cos.,
  Inc. .........................   1,559,018        24,710,435
Intuit, Inc. *..................     859,500        39,133,035
ITT Industries, Inc. ...........     372,179        23,197,917
J.C. Penney Co., Inc. (Holding
  Co.)..........................   1,077,752        17,157,812
J.P. Morgan Chase & Co. ........   8,118,259       154,165,738
Jabil Circuit, Inc. *...........     802,539        11,861,526
JDS Uniphase Corp. *............   5,493,454        10,701,248
Jefferson-Pilot Corp. ..........     612,888        24,576,809
John Hancock Financial Services,
  Inc. .........................   1,200,546        33,375,179
Johnson & Johnson Company.......  12,159,192       657,569,103
Johnson Controls, Inc. .........     358,832        27,565,474
Jones Apparel Group, Inc. *.....     507,246        15,572,452
KB HOME.........................     195,855         9,565,558
Kellogg Co. ....................   1,662,951        55,293,121
Kerr-McGee Corp. ...............     405,157        17,600,020
Keycorp.........................   1,739,407        43,432,993

         COMMON STOCKS              SHARES          VALUE
KeySpan Corp. ..................     569,185   $    19,067,697
Kimberly-Clark Corp. ...........   2,114,059       119,740,302
Kinder Morgan, Inc. ............     469,855        16,656,360
King Pharmaceuticals, Inc. *....     990,749        18,001,909
Kla-Tencor Corp. *..............     772,090        21,572,195
Knight Ridder, Inc. ............     343,784        19,392,855
Kohl's Corp. *..................   1,371,917        83,426,273
Kroger Co. *....................   3,237,479        45,648,454
Leggett & Platt, Inc. ..........     805,865        15,948,068
Lehman Brothers Holdings,
  Inc. .........................     986,930        48,408,916
Lexmark International, Inc.
  Class A *.....................     517,818        24,337,446
Lilly (Eli) & Co. ..............   4,578,762       253,388,689
Limited, Inc. (The).............   2,124,974        30,472,127
Lincoln National Corp. .........     745,729        22,782,021
Linear Technology Corp. ........   1,305,724        27,054,601
Liz Claiborne, Inc. ............     443,931        11,076,078
Lockheed Martin Corp. ..........   1,836,795       118,785,533
Loews Corp. ....................     771,131        33,073,809
Louisiana-Pacific Corp. ........     446,609         2,889,560
Lowe's Cos., Inc. ..............   3,165,040       131,032,656
LSI Logic Corp. *...............   1,504,000         9,550,400
Lucent Technologies, Inc. ......  14,078,455        10,699,626
Manor Care, Inc. *..............     422,241         9,491,978
Marathon Oil Corp. .............   1,269,851        28,800,221
Marriott International, Inc. ...   1,001,778        29,041,544
Marsh & McLennan Cos., Inc. ....   2,231,711        92,928,446
Marshall & Ilsley Corp. ........     864,784        24,118,826
Masco Corp. ....................   1,980,578        38,720,300
Mattel, Inc. ...................   1,766,846        31,820,896
Maxim Integrated Products,
  Inc. *........................   1,327,283        32,863,527
May Department Stores Co. ......   1,170,585        26,654,220
Maytag Corp. ...................     320,150         7,421,077
MBIA, Inc. .....................     609,137        24,335,023
MBNA Corp. .....................   5,183,137        95,266,058
McDermott International,
  Inc. *........................     261,877         1,605,306
McDonald's Corp. ...............   5,182,160        91,516,946
McGraw-Hill Cos., Inc. (The)....     797,355        48,814,073
McKesson Corp. .................   1,159,845        32,858,409
MeadWestvaco Corp. .............     811,167        15,582,518
MedImmune, Inc. *...............   1,020,145        21,341,433
Medtronic, Inc. ................   4,950,413       208,511,396
Mellon Financial Corp. .........   1,810,549        46,947,536
Merck & Co., Inc. ..............   9,178,758       419,561,028
Mercury Interactive Corp. *.....     340,505         5,843,066
Meredith Corp. .................     210,397         9,057,591
Merrill Lynch & Co., Inc. ......   3,514,604       115,806,202
MetLife, Inc. ..................   2,886,860        65,704,934
MGIC Investment Corp. ..........     437,649        17,869,209
Micron Technology, Inc. *.......   2,457,063        30,393,869
Microsoft Corp. *...............  22,118,378       967,457,854
Millipore Corp. ................     196,839         6,257,512
Mirant Corp. *..................   1,642,039         3,628,906

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Molex, Inc. ....................     794,825   $    18,694,284
Monsanto Co. ...................   1,046,110        15,995,022
Moody's Corp. ..................     630,872        30,597,292
Morgan Stanley Dean Witter &
  Co. ..........................   4,482,992       151,883,769
Motorola, Inc. .................   9,253,753        94,203,206
Nabors Industries Ltd. .........     581,353        19,039,311
National City Corp. ............   2,481,160        70,787,495
National Semiconductor
  Corp. *.......................     706,814         8,439,359
Navistar International Corp. ...     250,187         5,424,054
NCR Corp. *.....................     399,400         7,908,120
Network Appliance, Inc. *.......   1,330,881         9,755,358
New York Times Co. (The) Class
  A.............................     600,911        27,311,405
Newell Rubbermaid, Inc. ........   1,072,283        33,101,376
Newmont Mining Corp. (Holding
  Co.)..........................   1,598,955        43,987,252
Nextel Communications, Inc.
  Class A *.....................   3,701,385        27,945,457
Nicor, Inc. ....................     185,573         5,233,159
Nike, Inc. Class B..............   1,093,683        47,225,232
NiSource, Inc. .................     841,115        14,492,411
Noble Corp. ....................     543,406        16,845,586
Nordstrom, Inc. ................     549,806         9,863,520
Norfolk Southern Corp. .........   1,586,825        32,037,997
North Fork Bancorporation,
  Inc. .........................     677,709        25,644,509
Northern Trust Corp. ...........     912,327        34,394,728
Northrop Grumman Corp. .........     455,195        56,462,388
Novell, Inc. *..................   1,435,539         3,014,632
Novellus Systems, Inc. *........     575,924        11,984,978
Nucor Corp. ....................     302,696        11,472,178
NVIDIA Corp. *..................     580,850         4,972,076
Occidental Petroleum Corp. .....   1,505,934        42,738,407
Office Depot, Inc. *............   1,202,588        14,839,936
Omnicom Group, Inc. ............     758,542        42,235,619
Oracle Corp. *..................  22,385,676       175,951,413
PACCAR, Inc. ...................     476,953        16,116,242
Pactiv Corp. *..................     665,404        10,945,896
Pall Corp. .....................     517,301         8,168,183
Parametric Technology Corp. *...   1,115,295         2,007,531
Parker-Hannifin Corp. ..........     482,277        18,427,804
Paychex, Inc. ..................   1,531,415        37,167,442
Peoples Energy Corp. ...........     145,155         4,890,272
PeopleSoft, Inc. *..............   1,212,432        14,997,784
PepsiCo, Inc. ..................   7,203,946       266,185,805
PerkinElmer, Inc. ..............     508,447         2,771,036
Pfizer, Inc. ...................  25,289,921       733,913,507
PG&E Corp. *....................   1,595,245        17,962,459
Pharmacia Corp. ................   5,264,864       204,697,912
Phelps Dodge Corp. .............     340,986         8,739,471
Philip Morris Cos., Inc. .......   8,646,763       335,494,404
Pinnacle West Capital Corp. ....     350,799         9,738,180
Pitney Bowes, Inc. .............     965,503        29,438,186
Plum Creek Timber Co., Inc. ....     756,153        17,096,619
PMC-Sierra, Inc. *..............     678,707         2,633,383

         COMMON STOCKS              SHARES          VALUE
PNC Financial Services Group....   1,156,841   $    48,783,985
Power-One, Inc. *...............     318,064           947,831
PPG Industries, Inc. ...........     689,179        30,806,301
PPL Corp. ......................     690,831        22,479,641
Praxair, Inc. ..................     671,571        34,323,994
Principal Financial Group.......   1,470,465        38,496,774
Procter & Gamble Co. ...........   5,298,481       473,578,232
Progress Energy, Inc. ..........     905,476        37,006,804
Progressive Corp. (The).........     895,598        45,344,127
Providian Financial Corp. ......   1,178,086         5,772,621
Prudential Financial, Inc. .....   2,388,649        68,219,815
Public Service Enterprise Group,
  Inc. .........................     844,021        25,742,640
Pulte Homes, Inc. ..............     222,419         9,481,722
QLogic Corp. *..................     373,580         9,728,023
QUALCOMM, Inc. *................   3,121,098        86,204,727
Quintiles Transnational
  Corp. *.......................     473,900         4,506,789
Qwest Communications
  International, Inc. *.........   6,837,616        15,589,764
R.J. Reynolds Tobacco Holdings,
  Inc. .........................     373,130        15,044,602
R.R. Donnelley & Sons Co. ......     461,970        10,860,915
RadioShack Corp. ...............     687,647        13,794,199
Rational Software Corp. *.......     797,234         3,444,051
Raytheon Co. ...................   1,630,111        47,762,252
Reebok International Ltd. *.....     230,581         5,776,054
Regions Financial Corp. ........     935,754        30,571,083
Robert Half International,
  Inc. *........................     722,620        11,467,979
Rockwell Automation, Inc. ......     761,653        12,392,094
Rockwell Collins, Inc. .........     757,828        16,626,746
Rohm & Haas Co. ................     905,880        28,082,280
Rowan Cos., Inc. *..............     398,160         7,421,702
Ryder System, Inc. .............     256,311         6,389,833
Sabre Holdings Corp. *..........     563,574        10,905,157
SAFECO Corp. ...................     527,711        16,770,656
Safeway, Inc. *.................   1,976,102        44,067,075
Sanmina-SCI Corp. *.............   2,147,739         5,949,237
Sara Lee Corp. .................   3,199,672        58,522,001
SBC Communications Inc. ........  13,615,644       273,674,444
Schering-Plough Corp. ..........   5,961,694       127,103,316
Schlumberger Ltd. ..............   2,351,044        90,421,152
Scientific-Atlanta, Inc. .......     667,281         8,347,685
Sealed Air Corp. *..............     355,066         5,997,065
Sears, Roebuck & Co. ...........   1,289,570        50,293,230
Sempra Energy...................     836,155        16,430,446
Sherwin-Williams Co. (The)......     602,343        14,263,482
Siebel Systems, Inc. *..........   1,897,848        10,912,626
Sigma-Aldrich Corp. ............     298,010        14,682,953
Simon Property Group, Inc. .....     783,390        27,990,525
SLM Corp. ......................     627,370        58,433,242
Snap-on, Inc. ..................     239,226         5,497,413
Solectron Corp. *...............   3,330,751         7,027,885
Southern Co. (The)..............   2,925,319        84,190,681
SouthTrust Corp. ...............   1,394,928        33,827,004

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Southwest Airlines Co. .........   3,145,260   $    41,077,096
Sprint Corp. *..................   3,657,271        33,354,311
Sprint Corp. (PCS Group) *......   4,058,276         7,954,221
St. Jude Medical, Inc. *........     707,286        25,250,110
St. Paul Cos., Inc. (The).......     954,431        27,411,258
Stanley Works (The).............     350,679        11,456,683
Staples, Inc. *.................   1,872,725        23,952,153
Starbucks Corp. *...............   1,568,049        32,364,531
Starwood Hotels & Resorts
  Worldwide, Inc. ..............     809,903        18,060,837
State Street Corp. .............   1,335,530        51,604,879
Stilwell Financial, Inc. *......     893,194        10,780,852
Stryker Corp. ..................     809,170        46,608,192
Sun Microsystems, Inc. *........  13,237,351        34,284,739
SunGard Data Systems, Inc. *....   1,157,029        22,504,214
Sunoco, Inc. ...................     318,924         9,618,748
SunTrust Banks, Inc. ...........   1,159,008        71,255,812
Supervalu, Inc. ................     555,215         8,966,722
Symbol Technologies, Inc. ......     922,861         7,078,344
Synovus Financial Corp. ........   1,206,854        24,885,329
Sysco Corp. ....................   2,703,900        76,763,721
T. Rowe Price Group, Inc. ......     513,659        12,820,929
Target Corp. ...................   3,680,262       108,641,334
TECO Energy, Inc. ..............     578,478         9,186,231
Tektronix, Inc. *...............     398,151         6,541,621
Tellabs, Inc. *.................   1,704,672         6,938,015
Temple-Inland, Inc. ............     208,100         8,038,903
Tenet Healthcare Corp. *........   1,992,815        98,644,342
Teradyne, Inc. *................     740,807         7,111,747
Texas Instruments, Inc. ........   7,058,985       104,261,208
Textron, Inc. ..................     574,607        19,594,099
The Pepsi Bottling Group,
  Inc. .........................   1,155,644        27,042,070
Thermo Electron Corp. ..........     702,597        11,332,890
Thomas & Betts Corp. ...........     248,867         3,506,536
Tiffany & Co. ..................     594,734        12,745,150
TJX Cos., Inc. (The)............   2,171,584        36,916,928
TMP Worldwide, Inc. *...........     435,171         3,916,539
Torchmark Corp. ................     501,146        17,169,262
Toys "R" Us, Inc. *.............     804,761         8,192,467
Transocean Sedco Forex, Inc. ...   1,303,876        27,120,621
Travelers Property Casualty
  Corp. Class B *...............   4,082,247        55,232,802
Tribune Co. ....................   1,223,658        51,161,141
TRW, Inc. ......................     520,739        30,489,268
Tupperware Corp. ...............     233,357         3,878,393
TXU Corp. ......................   1,157,647        48,285,456
Tyco International Ltd. ........   8,142,431       114,808,277
U.S. Bancorp....................   7,795,131       144,833,534
Union Pacific Corp. ............   1,022,595        59,177,573
Union Planters Corp. ...........     840,705        23,085,759


         COMMON STOCKS              SHARES          VALUE
Unisys Corp. *..................   1,307,532   $     9,152,724
United Parcel Service Inc. Class
  B.............................   4,555,683       284,866,858
United States Steel Corp. ......     386,653         4,489,041
United Technologies Corp. ......   1,926,517       108,828,945
United Health Group, Inc. ......   1,254,103       109,382,864
Univision Communications, Inc.
  Class A *.....................     905,920        20,654,976
Unocal Corp. ...................     997,297        31,305,153
Unum Provident Corp. ...........     993,887        20,225,600
UST, Inc. ......................     680,824        19,206,045
V.F. Corp. .....................     459,202        16,522,088
VERITAS Software Corp. *........   1,647,006        24,161,578
Verizon Communications Inc. ....  11,104,223       304,699,879
Viacom, Inc. *..................   7,206,905       292,239,998
Visteon Corp. ..................     550,463         5,212,885
Vulcan Materials Co. ...........     424,464        15,348,618
W.W. Grainger, Inc. ............     387,503        16,488,253
Wachovia Corp. .................   5,581,016       182,443,413
Wal-Mart Stores, Inc. ..........  18,168,214       894,602,857
Walgreen Co. ...................   4,173,013       128,361,880
Washington Mutual, Inc. ........   3,963,166       124,720,834
Waste Management, Inc. .........   2,527,159        58,933,348
Waters Corp. *..................     535,842        12,994,168
Watson Pharmaceuticals,
  Inc. *........................     435,517        10,674,522
Wellpoint Health Networks,
  Inc. *........................     594,010        43,540,933
Wells Fargo & Co. ..............   6,970,706       335,709,201
Wendy's International, Inc. ....     438,745        14,526,847
Weyerhaeuser Co. ...............     896,645        39,246,152
Whirlpool Corp. ................     263,834        12,099,427
Williams Cos., Inc. (The).......   2,110,972         4,770,797
Winn-Dixie Stores, Inc. ........     581,751         7,632,573
Worthington Industries, Inc. ...     358,752         6,708,662
Wrigley (Wm.) Jr. Co. ..........     925,138        45,785,080
Wyeth...........................   5,413,816       172,159,349
Xcel Energy, Inc. *.............   1,550,006        14,430,556
Xerox Corp. ....................   2,878,038        14,246,288
Xilinx, Inc. *..................   1,371,958        21,729,071
XL Capital Ltd. ................     548,698        40,329,303
Yahoo!, Inc. *..................   2,365,200        22,634,964
Yum Brands, Inc. *..............   1,201,994        33,307,254
Zimmer Holdings, Inc. *.........     802,659        30,773,946
Zions Bancorp...................     376,339        16,382,037
                                               ---------------
Total Investments
  (Cost $47,752,078,390)........               $30,683,233,826
                                               ===============

(*) Non-income producing security

See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value....................  $ 30,683,233,826
     Cash...................................................       131,797,518
     Receivable for investments sold........................         2,519,460
     Receivable for income related to SPDR in-kind
      transactions..........................................            22,980
     Dividends receivable...................................        42,461,846
                                                              ----------------
Total Assets................................................    30,860,035,630
                                                              ----------------
LIABILITIES
     Payable for investments purchased......................         4,357,814
     Income distribution payable............................       138,720,206
     Accrued Trustee fees...................................         1,009,548
     Accrued expenses and other liabilities.................        17,071,499
                                                              ----------------
Total Liabilities...........................................       161,159,067
                                                              ----------------
NET ASSETS..................................................  $ 30,698,876,563
                                                              ================
NET ASSETS REPRESENTED BY:
     Paid in surplus........................................  $ 50,343,539,021
     Distribution in excess of net investment income........       (36,266,188)
     Accumulated net realized loss on investments...........    (2,539,551,706)
     Net unrealized depreciation on investments.............   (17,068,844,564)
                                                              ----------------
NET ASSETS..................................................  $ 30,698,876,563
                                                              ================
NET ASSET VALUE PER SPDR....................................  $          81.78
                                                              ================
UNITS OF FRACTIONAL UNDIVIDED INTEREST ("SPDRS")
  OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR
  VALUE.....................................................       375,387,611
                                                              ----------------
COST OF INVESTMENTS.........................................  $ 47,752,078,390
                                                              ----------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2002    SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                       ------------------    ------------------    ------------------
INVESTMENT INCOME
     Dividend income(a)..............   $   430,308,111       $   332,146,057        $  208,907,333
                                        ---------------       ---------------        --------------
EXPENSES
     Trustee expense.................        17,755,841            16,572,948            15,167,823
     Marketing expense...............         7,944,415             7,933,224             7,324,559
     S&P license fee.................         9,967,905             7,444,842             6,142,144
     SEC registration fee............                --             2,109,103             2,526,019
     Legal and audit services........           134,206                23,774               155,000
     Other expenses..................           380,957               334,322               280,001
                                        ---------------       ---------------        --------------
Total expenses.......................        36,183,324            34,418,213            31,595,546
     Rebate from Trustee.............        (2,007,651)           (2,674,063)           (5,472,178)
                                        ---------------       ---------------        --------------
Net expenses.........................        34,175,673            31,744,150            26,123,368
     Trustee earnings credit.........        (1,523,393)           (2,408,752)           (2,634,976)
                                        ---------------       ---------------        --------------
Net expenses after Trustee earnings
  credits............................        32,652,280            29,335,398            23,488,392
                                        ---------------       ---------------        --------------
NET INVESTMENT INCOME................       397,655,831           302,810,659           185,418,941
                                        ---------------       ---------------        --------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
     Net realized gain/(loss) on
       investment transactions.......    (1,023,252,620)        1,123,821,976         2,168,957,337
     Net increase in unrealized
       depreciation..................    (6,497,205,220)       (9,508,928,101)         (629,335,586)
                                        ---------------       ---------------        --------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS.........    (7,520,457,840)       (8,385,106,125)        1,539,621,751
                                        ---------------       ---------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........   $(7,122,802,009)      $(8,082,295,466)       $1,725,040,692
                                        ===============       ===============        ==============

--------------------------------------------------------------------------------
(a) Net of withholding tax expense of $1,255,246, $1,632,512, and $994,496 for 2002, 2001, and 2000, respectively.

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2002    SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                       ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income...........   $   397,655,831      $      302,810,659    $      185,418,941
     Net realized gain/(loss) on
       investment transactions.......    (1,023,252,620)          1,123,821,976         2,168,957,337
     Net increase in unrealized
       depreciation..................    (6,497,205,220)         (9,508,928,101)         (629,335,586)
                                        ---------------      ------------------    ------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........    (7,122,802,009)         (8,082,295,466)        1,725,040,692
                                        ---------------      ------------------    ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED
  AND REDEEMED, NET..................        34,187,594                 258,362             5,040,960
                                        ---------------      ------------------    ------------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME..................      (425,983,780)           (302,709,902)         (186,655,601)
                                        ---------------      ------------------    ------------------
NET INCREASE IN NET ASSETS FROM
  ISSUANCE AND REDEMPTION OF SPDRS...    13,337,612,220           8,971,980,218         9,563,211,356
                                        ---------------      ------------------    ------------------
NET INCREASE IN NET ASSETS DURING
  PERIOD.............................     5,823,014,025             587,233,212        11,106,637,407
NET ASSETS AT BEGINNING OF PERIOD....    24,875,862,538          24,288,629,326        13,181,991,919
                                        ---------------      ------------------    ------------------
NET ASSETS END OF PERIOD*............   $30,698,876,563      $   24,875,862,538    $   24,288,629,326
                                        ===============      ==================    ==================
* INCLUDES DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME..............   $   (36,266,188)     $       (7,938,239)   $       (8,038,996)
                                        ---------------      ------------------    ------------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE PERIOD
--------------------------------------------------------------------------------

                                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       9/30/02        9/30/01        9/30/00        9/30/99        9/30/98
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $    104.33    $    143.83    $    128.39    $    101.80     $    94.78
                                                     -----------    -----------    -----------    -----------     ----------
Investment Operations:
    Net investment income..........................         1.46           1.45           1.45           1.49           1.41
    Net realized and unrealized gain on
      investments..................................       (22.55)        (39.51)         15.43          26.59           7.01
                                                     -----------    -----------    -----------    -----------     ----------
Total from investment operations...................       (21.09)        (38.06)         16.88          28.08           8.42
                                                     -----------    -----------    -----------    -----------     ----------
Less distributions from:
    Net investment income..........................        (1.46)         (1.44)         (1.44)         (1.49)         (1.40)
                                                     -----------    -----------    -----------    -----------     ----------
NET ASSET VALUE, END OF PERIOD.....................  $     81.78    $    104.33    $    143.83    $    128.39     $   101.80
                                                     ===========    ===========    ===========    ===========     ==========
TOTAL INVESTMENT RETURN............................       -20.46%        -26.60%         13.16%         27.54%          8.82%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
    Net investment income..........................         1.40%          1.14%          1.01%          1.18%          1.35%
    Total expenses (2).............................         0.11%          0.11%          0.13%          0.17%          0.18%
    Portfolio turnover rate (1)....................         4.43%          4.61%          8.20%          6.23%          4.71%
    Total expenses excluding Trustee earnings
      credit.......................................         0.12%          0.12%          0.14%          0.18%          0.19%
    Total expenses excluding Trustee earnings
      credit and fee waivers.......................         0.13%          0.13%          0.17%          0.20%          0.22%
    Net assets, end of period (000's)..............  $30,698,877    $24,875,863    $24,288,629    $13,181,992     $8,069,344

--------------------------------------------------------------------------------
(1) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.
(2) Net of expenses reimbursed by the Trustee in 1999, 2000, 2001 and 2002, and the Sponsor and Trustee in 1998.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" -- see
Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust. Effective September 30, 1997, the fiscal year end of the Trust changed from December 31 to September 30.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)
During 2002, the Trust reclassified $598,865,807 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2002, the Trust had capital loss carryforwards of $33,523, $27,700,040, $56,816,996, $403,831,303 and $472,492,447 which will expire on September 30,
2005, September 30, 2007, September 30, 2008, September 30, 2009 and September 30, 2010 respectively. The Trust incurred losses of $1,517,821,607 during the period November 1, 2001 through September 30, 2002 that were deferred for tax purposes until fiscal 2003.

The tax character of distributions paid during the year ended September 30, 2002 was $425,983,780 of ordinary income.

As of September 30, 2002, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on the tax basis were undistributed ordinary income of $102,454,018 and undistributed long term capital gain of $0.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2002:

Net asset value of the Trust      Fee as a percentage of net asset value of the Trust
----------------------------      ---------------------------------------------------
$0 - $499,999,999              10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999  8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above     6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2002, the Adjustment Amount reduced the Trustee's fee by $1,455,388. The Adjustment Amount included a deficiency of net transaction fees from processing orders of ($68,005) and a Trustee earnings credit of $1,523,393.

For the year ended September 30, 2002, the Trustee agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, before the Trustee earnings credit, which exceeded 12.00/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement by the Trustee for the year ended September 30, 2002 was $2,007,651.

The Trust has entered into a Memorandum of Agreement with Standard & Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") pursuant to which the Trust has obtained a sub-license to use certain S&P marks. The Memorandum of Agreement requires the Trust to pay annually a sub-license fee to the S&P equal to the greater of: (i) 0.03% of the Trust's daily average net assets of the Trust plus a volume based fee

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED) ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.

NOTE 4 -- TRUST TRANSACTIONS IN SPDRs
Transactions in SPDRs were as follows:

                                  YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                              SEPTEMBER 30, 2002                SEPTEMBER 30, 2001                SEPTEMBER 30, 2000
                           SPDRs            Amount           SPDRs            Amount           SPDRs            Amount
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
SPDRs sold               239,200,000   $ 23,977,046,407    194,600,000   $ 24,198,795,267    168,550,000   $ 24,126,960,016
Dividend reinvestment
  SPDRs issued                 8,716            891,781          5,489            720,016          3,838            542,719
SPDRs redeemed          (102,250,000)   (10,606,138,374)  (125,050,000)   (15,227,276,703)  (102,350,000)   (14,559,250,419)
Net income
  equalization                    --        (34,187,594)            --           (258,362)            --         (5,040,960)
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
Net increase             136,958,716   $ 13,337,612,220     69,555,489   $  8,971,980,218     66,203,838   $  9,563,211,356
                        ============   ================   ============   ================   ============   ================

Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2002, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $20,004,860,120, $6,678,974,838, $1,274,952,193, and $1,241,535,611,
respectively. At September 30, 2002, the cost of investments for federal income tax purposes was $47,812,934,181, accordingly, gross unrealized appreciation was $285,702,813 and gross unrealized depreciation was $17,415,403,168, resulting in net unrealized depreciation of $17,129,700,355. For the year ended September 30, 2002, State Street Corporation earned approximately $47,000 of brokerage commissions from investment transactions.

NOTE 6 -- TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended September 30, 2002 is 100.00%.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST SERIES 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at September 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2002

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SPDR TRUST SERIES 1
--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
370 17th Street, Suite 3100
Denver, CO 80202

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005